Company Information	12 Months Ended
Dec. 31, 2012
Company Information
1.	Company Information

Nam Tai Electronics, Inc. and subsidiaries (the “Company” or “Nam Tai”) is an electronics manufacturing and design services provider to a selected group of the world’s leading original equipment manufacturers, or OEMs, of telecommunication and consumer electronic products. Through its electronics manufacturing services operations, the Company manufactures electronic components and sub-assemblies, including flexible printed circuit board (“FPCB”), FPCB subassemblies, liquid crystal display (“LCD”) modules, LCD panels, thin film transistor display modules, radio frequency modules, digital audio broadcast modules, internet radio subassemblies, image sensors modules and printed circuit board assemblies. These components, modules and subassemblies are used in numerous electronic products including mobile phones, Internet Protocol phones, notebook computers, digital cameras, electronic toys, handheld video game devices and learning devices. The Company also manufactures finished products, including mobile phone accessories, home entertainment products and educational products.

The Company was founded in 1975 and moved its manufacturing facilities to PRC in 1980 to take advantage of lower overhead costs, lower material costs and competitive labor rates available and subsequently relocated to Shenzhen, PRC in order to capitalize on opportunities offered in Southern PRC. The Company was reincorporated as a limited liability International Business Company under the laws of the British Virgin Islands (“BVI”) in August 1987 (which was amended in 2004 as The British Virgin Islands Business Companies Act, 2004). The Company’s principal manufacturing and design operations are based in Shenzhen, approximately 30 miles from Hong Kong. Its PRC headquarters are located in Shenzhen. Some of the subsidiaries’ offices are located in Hong Kong, which provide them access to Hong Kong’s infrastructure of communication and banking facilities. The Company’s principal manufacturing operations are conducted in the PRC. The PRC resumed sovereignty over Hong Kong effective July 1, 1997, and, politically, Hong Kong is an integral part of the PRC. However, for simplicity and as a matter of definition only, our references to PRC in these consolidated financial statements mean the PRC and all of its territories excluding Hong Kong.

Prior to fiscal year 2010, the Company operated in three reportable segments – TCA, CECP and LCDP. In 2010 and 2011, the Company’s business was consolidated into two segments, TCA and CECP.

In view of the similarity of the products, the Company has merged the LCDP segment into the TCA segment in 2011. In 2012, the Company has excluded the discontinued business of LCDP segment from the TCA segment and separated the TCA segment and FPC segment. Since the first quarter of 2012, the CECP segment fell below the threshold prescribed under FASB ASC 280-10-50-12 and the CECP segment was combined with the TCA segment. Also, since the net loss from the FPC segment was above the threshold prescribed under FASB ASC 280-10-50-12, the FPC segment was separated from the TCA segment.

Management will continue to evaluate the segmentation on an ongoing basis. The Company has decided to discontinue its FPC business by the end of March 2013, because the FPC business has been generating losses since its initial production. The Company will not disclose the FPC segment information separately starting from the first quarter of 2013 as it will be classified as discontinued business.